Consolidated Balance Sheets	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Non-current assets
Right-of-use-assets	$ 3,891,322	$ 4,949,372	$ 23,460
Property and equipment	305,572	388,657	34,513
Deferred tax assets	37,640	47,875	77,005
Total Non-current assets	4,234,534	5,385,904	134,978
Current assets
Inventories	384,513	489,062	72,030
Trade and other receivables	7,460,701	9,489,266	2,005,219
Cash and cash equivalents	2,393,636	3,044,466	1,951,053
Deferred offering costs	25,000	31,797	1,588,024
Current tax assets	188,228	239,407
Total Current assets	10,452,078	13,293,998	16,173,566
Total assets	14,686,612	18,679,902	16,308,544
Non-current liabilities
Deferred tax liabilities	97,342	123,810
Borrowings	2,324,654	2,956,727	1,583,434
Total Non-current liabilities	2,421,996	3,080,537	1,583,434
Current liabilities
Trade and other payables	5,169,262	6,574,785	2,575,949
Borrowings	1,667,677	2,121,119	2,706,356
Amount due to related parties	1,140,266	1,450,305	1,311,390
Amount due to a former director			111,459
Asset retirement obligation	11,795	15,000	15,000
Provision for income tax			443,315
Total Current liabilities	7,989,000	10,161,209	7,163,469
Total liabilities	10,410,996	13,241,746	8,746,903
NET ASSETS	4,275,616	5,438,156	7,561,641
Equity attributable to equity holders of the Company
Share capital	25,609,109	34,208,562	24,455,178
Merger reserve arising from group restructuring	(18,362,500)	(24,455,170)	(24,455,170)
Retained earnings	(2,695,407)	(3,854,948)	7,561,633
Translation reserve	(278,337)	(463,787)
Non-controlling interest	2,751	3,499
Total equity	4,275,616	5,438,156	7,561,641
Total for all related parties [member]
Current assets
Amount due from related parties			$ 10,557,240